SCB Classand Advisor Class [Member] Shareholder Fees - Institutional [Member] - International Strategic Equities Portfolio	Sep. 30, 2025
SCB Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%
Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%